TAXATION	12 Months Ended
Dec. 31, 2011
TAXATION
TAXATION

17. TAXATION

a. VAT

Ambow Online, Ambow Yuhua, and Shandong Software Companies are each subject to 17% VAT for the revenues from software products sold in the PRC. Companies that fulfill certain criteria set by the relevant authorities including developing their own software products and registering the software product with the relevant authorities in the PRC are entitled to a refund of VAT equivalent to the excess of VAT paid over and above 3% of net revenues.

For all years presented, Ambow Online and the Shandong Software Companies have met these criteria and therefore were entitled to the VAT refund. Ambow Yuhua has met these criteria and was entitled to the VAT refund since 2011. For the years ended December 31, 2009, 2010 and 2011, the VAT payable amounted to approximately RMB 12,568, RMB 10,198 and RMB 10,161, respectively.

Suzhou Yisichuangyi Technology Co., Ltd. (“Suzhou Career Enhancement”) was a small scale VAT taxpayer in 2009, and was subject to 3% VAT on the revenue from software products sold within the PRC. From January 1, 2010, Suzhou Career Enhancement was changed from a small scale VAT taxpayer to a general VAT taxpayer and is subject to 17% VAT on the revenues from software products sold in the PRC.

b. Business tax

In China, business taxes are imposed by the government on the revenues arising from the provision of taxable services, the transfer of intangible assets and the sale of immovable properties in China. The business tax rate varies depending on the nature of the revenues. Other than revenues generated from degree oriented educational activities provided by private schools that are accredited to issue diplomas or degree certificates recognized by the Ministry of Education of the PRC which are exempted from business tax, the applicable business tax rate for the Group’s revenues generally ranges from 3% to 5%. Business tax and related surcharges are deducted from revenues before arriving at net revenues.

c. Income taxes

Cayman Islands

Under the current laws of Cayman Islands, the Company and its subsidiaries incorporated in the Cayman Islands are not subject to tax on income or capital gains. In addition, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

The Company’s subsidiaries incorporated in the BVI are not subject to taxation.

Hong Kong

Entities incorporated in Hong Kong are subject to Hong Kong profit tax at a rate of 17.5% on assessable profits in 2007, and at 16.5% since the beginning of 2008, the effective date that the Hong Kong government promulgated a 1% decrease in the profit tax rate.

PRC

Significant components of the provision for income taxes on earnings for the years ended December 31, 2009, 2010 and 2011 are as follows:

	Years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB

Current:
PRC	6,665	51,812	58,904
Deferred:
PRC	(3,893)	(14,177)	(16,673)

Provision for income tax	2,772	37,635	42,231

Corporate entities

In March 2007, the Chinese government enacted the new Corporate Income Tax Law (“CIT Law”), and promulgated the related Implementing Regulations for the PRC Corporate Income Tax Law. The law and regulation came into effect on January 1, 2008. CIT Law, among other things, imposes a unified income tax rate of 25% for both domestic and foreign invested enterprises. High and New Technology Enterprises can still enjoy a favorable tax rate of 15%.

CIT Law provides a five-year transitional period for those entities established before March 16, 2007, which enjoyed a favorable income tax rate of less than 25% under the previous income tax laws and rules, to gradually change their rates to 25%. In addition, the Corporate Income Tax Law provides grandfather treatment for enterprises which were qualified as “High and New Technology Enterprises” under the previous income tax laws and were established before March 16, 2007, if they continue to meet the criteria for High and New Technology Enterprises after January 1, 2008. The grandfather provision allows these enterprises to continue to enjoy their unexpired tax holiday provided by the previous income tax laws and rules.

CIT Law also imposes a withholding income tax of 10% on dividends distributed by a foreign invested enterprise, or FIE to its immediate holding company outside of China. A lower withholding income tax rate of 5% is applied if the FIE’s immediate holding company is registered in Hong Kong or other jurisdiction that have a tax treaty or arrangement with China and the FIE’s immediate holding company satisfies the criteria of beneficial owner as set out in Circular Guoshuihan [2009] No. 601. Such withholding income tax was exempted under the previous income tax laws and rules. On February 22, 2008, the Ministry of Finance (“MOF”) and the State Administration of Taxation (“SAT”) jointly issued a circular which stated that FIEs that generate earnings in or after 2008 and distribute those earnings to foreign investors should pay the withholding tax. As stipulated in the CIT Law, if the earnings of a tax resident enterprise are distributed to another tax resident enterprise, the withholding tax can be exempted. According to CIT Law and CIT Implementing Regulations, a tax resident enterprise is an entity incorporated in the PRC, or incorporated outside the PRC but its “place of effective management” is in the PRC. The Company assessed and concluded that it does not satisfy the definition of a tax resident enterprise. The Company has further determined that its FIEs in China will not declare any dividend should the withholding tax on dividends be applied. Accordingly, the Company did not record any withholding tax on the retained earnings of its FIEs in China for the years ended December 31, 2009, 2010 and 2011.

A summary of the preferential tax treatments available to the Group’s significant PRC entities of December 31, 2011 is as follows:

(i)             Ambow Online was recognized as a “Software Enterprise” and a “High and New Technology Enterprises”, and was exempted from income tax on its profits for 2008 and 2009, and is subject to a 50% reduction in income tax rate from 2010 to 2012.

(ii)          Ambow Yuhua obtained the certificate as a “Software Enterprise”, and is entitled to a preferential tax treatment for income tax on its profits beginning in 2011. Ambow Yuhua will be exempted from income tax for 2011 and 2012 and is subject to 50% reduction in income tax rate from 2013 to 2015.

During the years ended December 31, 2009, 2010 and 2011, if the Company’s corporate subsidiaries and VIEs in the PRC had not been awarded tax holidays or received preferential tax treatment, the increase in tax expense and its net income per share effects would have been as follows:

	Years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB

Increase in tax expense	(25,523)	(28,285)	(59,580)
Net income per share-basic	(0.65)	(0.33)	(0.42)
Net income per share-diluted	(0.65)	(0.25)	(0.40)

Private schools and colleges

For the Group’s companies providing education services they are taxed as corporate enterprises as referred to above. For private schools or colleges operated for reasonable returns they are subject to income taxes at 25% after January 1, 2008 but were sometimes subject to deemed amounts or rates of income tax to be determined by the relevant tax authorities. In certain cities, schools that were registered as requiring reasonable returns were subject to income tax of between 1.75% to 4.0% on gross revenue or a fixed tax amount.

CIT Law includes specific criteria that need to be met by an entity to qualify as a not-for-profit organization in order to be exempted from corporate income tax. In November 2009, the MOF and SAT jointly issued the “Circular on Management Issues Concerning Not-for-Profit Organizations’ Eligibility for Tax Exemption”. This circular set out further clarification of the requirements for not-for-profit organizations, and stipulated that only not-for-profit organizations certified jointly by finance and taxation authorities are entitled to tax exemption, and the circular shall be implemented as of January 1, 2008. However, as of December 31, 2011 the detailed implementation guidance has not been provided to local tax authorities on how to apply these changes to schools and colleges.

The principal components of the Group’s deferred tax assets and liabilities were as follows:

	As of December 31,
	2010	2011
	RMB	RMB

Current deferred tax assets	7,916	22,280
Less: valuation allowance on current deferred tax assets	—	(5,154)
Total current deferred tax assets	7,916	17,126
Non-current deferred tax assets	21,937	50,265
Less: valuation allowance on non-current deferred tax assets*	(17,622)	(45,465)
Total non-current deferred taxes, net	4,315	4,800
Total deferred tax assets, net	12,231	21,926
Non-current deferred tax liabilities:
- Unrecognized valuation surplus and deficit — Acquisition	167,553	167,309
- Unrecognized valuation surplus and deficit — Decrease due to amortization	(12,760)	(12,941)
Total deferred tax liabilities	154,793	154,368

* As certain of the Company’s subsidiaries are moving from a loss making position to a profitable situation, only a partial valuation allowance was provided.

The following represents a roll-forward of the valuation allowance for each of the years:

	As of December 31,
	2009	2010	2011
	RMB	RMB	RMB
Balance at beginning of the year	2,926	17,468	17,622
Allowance made during the year	14,542	10,211	36,002
Reversals	—	(10,057)	(3,005)
Balance at end of the year	17,468	17,622	50,619

Reconciliation between total income tax expense and the amount computed by applying the weighted average statutory income tax rate to income before income taxes is as follows:

	Years ended December 31,
	2009	2010	2011
	%	%	%
Weighted average statutory tax rate	23%	25%	25%
Tax effect of preferential tax treatments	(27)%	(15)%	(33)%
Tax effect of non-deductible expenses	6%	3%	5%
Tax effect of non-taxable income*	(15)%	(1)%	(1)%
Tax effect of tax-exempt entities	4%	7%	9%
Changes in valuation allowance	12%	—	19%
Effective tax rates	3%	19%	24%

*   The non-taxable income mainly includes a VAT refund. Due to the tax bureau changed the treatment of VAT refunds in 2010, the non-taxable income decreased in 2010.

d. Uncertain tax positions

A reconciliation of the beginning and ending amount of liabilities associated with uncertain tax positions is as follows:

	As of December 31,
	2009	2010	2011
	RMB	RMB	RMB
Unrecognized tax benefits, beginning of year	1,663	26,435	34,966
Increases due to business combinations*	19,738	—	—
Increases related to current tax positions	5,034	8,531	11,356
Decrease due to business disposal	—	—	(551)
Unrecognized tax benefits, end of year	26,435	34,966	45,771

*   In 2009, the Group received an indemnification from every seller for unrecognized tax benefits payable arising from business combinations (see Note 22—“Acquisitions” for additional information) and recognized a corresponding tax indemnification asset at the acquisition date. The indemnification asset will continue to be measured on the same basis as the related unrecognized tax benefits payable, subject to collectability and contractual limitations on the indemnified amount until they are collected, sold, cancelled, or expire. Accordingly, the entire amount of unrecognized tax benefits arising from business combinations, if recognized, would not have any effect on the Group’s annual effective tax rate.

The amounts of unrecognized tax benefits listed above are based on the recognition and measurement criteria of FIN 48, now codified as ASC Topic 740. However, due to the uncertain and complex application of tax regulations, it is possible that the ultimate resolution of uncertain tax positions may result in liabilities which could be materially different from these estimates. In such an event, the Group will record additional tax expense or tax benefit in the period in which such resolution occurs. The Group does not expect changes in unrecognized tax benefits recognized as of December 31, 2011 to be material in the next twelve months.

In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC tax authorities generally have up to five years to claw back underpaid tax plus penalties and interest for PRC entities’ tax filings. In the case of tax evasion, which is not clearly defined in the law, there is no limitation on the tax years open for investigation. Accordingly, the PRC entities’ tax years from 2006 to 2010 remain subject to examination by the tax authorities. There are no ongoing examinations by taxing authorities as of December 31, 2011.